                                                       March 26, 2009

VIA EDGAR
John Ganley, Esq.
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	BlackRock Global Opportunities Equity Trust (the “Fund”)

Dear Mr. Ganley:

In accordance with Rule 461 of the General Rules and Regulations under the Securities Act of 1933, as amended, the Fund hereby requests acceleration of the Joint Proxy Statement/Prospectus on Form N-14 filed on February 10, 2009 and amended as of the date of this letter (Nos. 333-157207 and 811-21729) so that it may become effective at 4:00 p.m. on March 27, 2009 or as soon as practicable thereafter.

Very truly yours,

BlackRock Global Opportunities Equity Trust

By:	/s/ Janey Ahn
Name: Janey Ahn
Title: Assistant Secretary